Shareholders’ equity, net (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners	$ (28,135)	$ (15,021)	$ (10,488)
Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners	14,479
Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners	7,620
Dividends 2016 [Member] | Directors Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners		7,621
Ordinary shares [member] | Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners	$ 15,711
Dividends paid, ordinary shares per share	$ 0.056
Ordinary shares [member] | Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners	$ 8,269
Dividends paid, ordinary shares per share	$ 0.030
Ordinary shares [member] | Dividends 2016 [Member] | Directors Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners		$ 8,269
Dividends paid, ordinary shares per share		$ 0.030
Treasury shares [member] | Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners	$ (1,232)
Treasury shares [member] | Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners	$ (649)
Treasury shares [member] | Dividends 2016 [Member] | Directors Meeting [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Dividends recognised as distributions to owners		$ (648)